INVESTMENTS IN SUBSIDIARIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries
Dividend restrictions	$ 254	$ 229
Maximum
Investments in subsidiaries
Proportion of ownership interest in subsidiary	50.00%